ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years
Changes in the allowance by loan category as of December 31 were as follows:

	2022
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992
Purchase accounting ACL for PCD	0	0	0	0	0	0	0	0	0
Provision for credit losses	3,221	2,041	1,653	(12,951)	6,509	2,066	5,232	(1,040)	6,731
Gross charge-offs	(5,899)	(152)	0	(3,667)	(224)	(160)	(1,549)	(907)	(12,558)
Recoveries	939	49	0	4,304	174	898	165	283	6,812
Total net charge-offs	(4,960)	(103)	0	637	(50)	738	(1,384)	(624)	(5,746)
Ending allowance for credit losses	$42,313	$3,571	$13,527	$41,106	$12,684	$12,447	$4,945	$2,384	$132,977

	2021
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Beginning balance, prior to adoption of ASC 326	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679
Purchase accounting ACL for PCD	0	17	0	0	0	0	0	0	17
Provision for credit losses	6,606	621	(8,367)	(14,689)	(2,436)	(2,376)	65	1,552	(19,024)
Gross charge-offs	(15,620)	0	(1,498)	(13,471)	(127)	(1,073)	(334)	(780)	(32,903)
Recoveries	1,612	0	3	4,785	228	1,223	151	221	8,223
Total net charge-offs	(14,008)	0	(1,495)	(8,686)	101	150	(183)	(559)	(24,680)
Ending allowance for credit losses	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992

	2020
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Beginning balance, prior to adoption of ASC 326	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650
Impact of adopting ASC 326	9,901	118	11,579	24,118	5,490	8,430	801	1,068	61,505
Provision for credit losses	25,407	758	7,759	38,936	(2,122)	(939)	12	985	70,796
Gross charge-offs	(5,345)	(852)	0	(12,100)	(488)	(1,541)	(148)	(885)	(21,359)
Recoveries	2,907	0	17	2,262	381	1,132	158	230	7,087
Total net charge-offs	(2,438)	(852)	17	(9,838)	(107)	(409)	10	(655)	(14,272)
Ending allowance for credit losses	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679